SEGMENT REPORTING	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 13-SEGMENT REPORTING

The Company’s reporting segments are as follows:

•
Equipment- Sales of equipment, including network infrastructure and application products. Network infrastructure products mainly include broadband products. Network application products mainly include wireless infrastructure technologies.
•
Services-Providing services and support for equipment products and also the new operational support segment.

The Company’s Chief Operating Decision Maker, who is also the Company’s Chief Executive Officer, makes financial decisions and resource allocations based on information received from their internal management system and currently evaluates the operating performance and allocates resources to the reporting segments based on segment gross profit. The accounting policies used in measuring segment assets and operating performance are the same as those used at the consolidated level.

Summarized below are the Company’s segment information for the years ended December 31, 2025, 2024 and 2023 based on the current reporting segment structure.

	Year ended December 31, 2025
	Equipment	Services	Consolidated
	(in thousands)
Net Sales	$751	$8,227	$8,978
Cost of Net Sales	(1,401)	(6,526)	(7,927)
Gross Profit (Loss)	(650)	1,701	1,051
Research and Development			(4,644)
General and corporate			(2,735)
Loss before income taxes			$(6,328)

	Year ended December 31, 2024
	Equipment	Services	Consolidated
	(in thousands)
Net Sales	$1,406	$9,472	$10,878
Cost of Net Sales	(1,223)	(6,749)	(7,972)
Gross Profit	183	2,723	2,906
Research and Development			(5,085)
General and corporate			(1,506)
Loss before income taxes			$(3,685)

	Year ended December 31, 2023
	Equipment	Services	Consolidated
	(in thousands)
Net Sales	$4,594	$11,159	$15,753
Cost of Net Sales	(3,666)	(7,697)	(11,363)
Gross Profit	928	3,462	4,390
Research and Development			(5,881)
General and corporate			(1,086)
Loss before income taxes			$(2,577)

General and corporate expenses include selling, general and administrative expenses, partially offset by interest income, and other income (expense), net, which are the same as those presented in the consolidated statements of comprehensive loss.

Sales are attributed to a geographical area based upon the location of the customer. Sales data by geographical area are as follows:

	Years Ended December 31,
		% of net		% of net		% of net
	2025	Sales	2024	Sales	2023	Sales
	(in thousands, except percentages)
Net Sales by Region
China	$2,053	23%	$2,084	19%	$2,577	16%
India	2,993	33%	4,893	45%	8,268	53%
Japan	3,932	44%	3,901	36%	4,908	31%
Total	$8,978	100%	$10,878	100%	$15,753	100%

Long-lived assets, consisting of property, plant and equipment, by geographical area are as follows:

	December 31,
	2025	2024
	(in thousands)
China	$709	$475
Other	—	1
Total long-lived assets	$709	$476